DBX ETF Trust | 1
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.3%
Communication Services
— 15.1%
Diversified Telecommunication
Services — 5.5%
AT&T, Inc.
94,382 2,643,640
BT Group PLC
97,861 285,242
China Tower Corp. Ltd., Class
H, 144A
261,386 372,590
Verizon Communications, Inc.
56,748 2,845,345
(Cost $5,322,173)
6,146,817
Entertainment — 0.0%
Kingsoft Corp. Ltd.
(Cost $67,077)
16,625 55,260
Interactive Media & Services
— 9.6%
Alphabet, Inc., Class A
15,923 4,964,154
Kakao Corp.
4,387 189,997
Meitu, Inc., 144A *
55,926 40,467
Meta Platforms, Inc., Class A
7,553 4,895,704
NAVER Corp.
2,250 398,071
Snap, Inc., Class A *
17,226 89,747
(Cost $9,268,930)
10,578,140
Consumer Discretionary
— 8.9%
Broadline Retail — 8.9%
Alibaba Group Holding Ltd., ADR
33,988 4,898,011
Amazon.com, Inc. *
21,625 4,541,250
eBay, Inc.
5,782 525,352
(Cost $10,707,008)
9,964,613
Financials — 5.3%
Banks — 4.1%
Bank of America Corp.
(Cost $4,287,325)
90,644 4,516,790
Commercial Banks — 1.2%
China Construction Bank Corp.,
Class H
(Cost $1,404,847)
1,348,428 1,377,363
Health Care — 0.0%
Health Care Providers &
Services — 0.0%
CVS Group PLC
(Cost $15,352)
831 14,837
Information Technology
— 70.0%
Communications Equipment
— 6.8%
Arista Networks, Inc. *
15,402 2,056,167
Ciena Corp. *
1,463 510,148
Cisco Systems, Inc.
51,956 4,128,424
Extreme Networks, Inc. *
1,546 21,613
F5, Inc. *
638 173,128
Number
of Shares Value $
NetScout Systems, Inc. *
802 23,426
Nokia OYJ, ADR
90,687 700,104
(Cost $6,074,114)
7,613,010
Electronic Equipment,
Instruments & Components
— 0.5%
Keysight Technologies, Inc. *
(Cost $337,385)
1,937 595,298
Internet Software & Services
— 0.3%
Akamai Technologies, Inc. *
1,820 179,070
Okta, Inc. *
2,118 153,555
(Cost $370,146)
332,625
IT Services — 5.0%
Fujitsu Ltd.
32,400 744,603
International Business Machines
Corp.
12,294 2,953,142
Kingsoft Cloud Holdings Ltd.,
ADR *
4,777 64,394
Kyndryl Holdings, Inc. *
2,527 31,158
NEC Corp.
20,300 563,524
Samsung SDS Co. Ltd.
428 58,019
Snowflake, Inc. *
4,918 828,240
Twilio, Inc., Class A *
1,800 217,728
(Cost $5,603,921)
5,460,808
Semiconductors &
Semiconductor — 0.1%
Lattice Semiconductor Corp. *
1,106 105,756
Via Technologies, Inc.
3,392 5,488
(Cost $100,675)
111,244
Semiconductors &
Semiconductor Equipment
— 17.6%
Ambarella, Inc. *
546 32,946
Intel Corp. *
64,975 2,963,510
Micron Technology, Inc.
14,094 5,811,943
NVIDIA Corp.
26,764 4,742,313
Realtek Semiconductor Corp.
8,159 125,871
SK hynix, Inc.
7,528 5,552,456
STMicroelectronics NV
10,244 343,622
Synaptics, Inc. *
441 35,924
(Cost $10,857,995)
19,608,585
Software — 23.9%
Adobe, Inc. *
5,506 1,444,829
Alarm.com Holdings, Inc. *
535 25,600
Atlassian Corp., Class A *
3,667 275,502
Commvault Systems, Inc. *
546 46,454
Crowdstrike Holdings, Inc., Class
A *
3,349 1,245,761
Dassault Systemes SE
11,362 248,850
Docusign, Inc. *
2,552 115,019
Dolby Laboratories, Inc., Class A
1,049 69,832

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Dropbox, Inc., Class A *
2,642 66,023
Fortinet, Inc. *
7,776 614,537
Gen Digital, Inc.
7,237 163,339
Horizon Robotics *
170,948 179,424
Intuit, Inc.
3,660 1,497,050
JFrog Ltd. *
1,685 67,653
Microsoft Corp.
10,335 4,058,968
Monday.com Ltd. *
676 49,105
Nice Ltd., ADR *
957 111,251
Nutanix, Inc., Class A *
2,836 108,562
Open Text Corp.
3,426 84,881
Oracle Corp.
23,830 3,464,882
Palantir Technologies, Inc., Class
A *
28,065 3,850,237
Palo Alto Networks, Inc. *
9,357 1,393,444
Qualys, Inc. *
448 41,426
Rapid7, Inc. *
919 5,716
RingCentral, Inc., Class A *
848 30,910
Salesforce, Inc.
12,494 2,433,706
SAP SE
17,163 3,464,397
SenseTime Group, Inc., Class B,
144A *
521,642 170,721
SentinelOne, Inc., Class A *
4,462 58,541
SoundHound AI, Inc., Class A *
5,161 44,385
Strategy, Inc. *
3,912 506,604
Tuya, Inc., ADR
7,126 18,171
UiPath, Inc., Class A *
6,953 74,606
Zoom Communications, Inc. *
4,159 307,516
Zscaler, Inc. *
1,473 216,516
(Cost $33,107,319)
26,554,418
Technology Hardware, Storage
& Peripherals — 15.8%
Apple, Inc.
18,332 4,842,948
Dell Technologies, Inc., Class C
9,445 1,398,616
Getac Holdings Corp.
5,176 18,740
Hewlett Packard Enterprise Co.
16,859 361,963
Lenovo Group Ltd.
136,376 169,638
NetApp, Inc.
2,546 252,130
Pure Storage, Inc., Class A *
3,450 221,559
Samsung Electronics Co. Ltd.
59,895 9,014,437
Western Digital Corp.
3,750 1,048,875
Wistron Corp.
49,974 217,759
(Cost $10,088,850)
17,546,665
TOTAL COMMON STOCKS
(Cost $97,613,117)
110,476,473
EXCHANGE-TRADED FUNDS
— 0.2%
Technology Select Sector SPDR
Fund
(Cost $152,690)
1,250 173,450
Number
of Shares Value $
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.62% (a)
(Cost $475,743)
475,743 475,743
TOTAL INVESTMENTS — 99.9%
(Cost $98,241,550)
111,125,666
Other assets and liabilities,
net — 0.1%
115,689
NET ASSETS — 100.0%
111,241,355

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
c
At February 28, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI USA Selection Equity ETF (b)
122,690 — (122,614) 7,307 (7,383) 424 — — —
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (a)(c)
— — — — — 282 — — —
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.62% (a)
107,192 7,238,381 (6,869,830) — — 7,965 — 475,743 475,743
229,882 7,238,381 (6,992,444) 7,307 (7,383) 8,671 — 475,743 475,743
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Depreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 8 407,275 400,076 3/20/2026 (7,199)
Micro E-Mini S&P 500 Index
USD 4 138,446 137,780 3/20/2026 (666)
Total unrealized depreciation
(7,865)
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Artificial Intelligence and Big Data ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which ffers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE| NOT FDIC INSURED | MAY LOSE VALUE
XAIX-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 110,476,473 $ — $ — $ 110,476,473
Exchange-Traded Funds
173,450 — — 173,450
Short-Term Investments (a)
475,743 — — 475,743
TOTAL
$ 111,125,666 $ — $ — $ 111,125,666
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (7,865) $ — $ — $ (7,865)
TOTAL
$ (7,865) $ — $ — $ (7,865)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.